EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

5.  EARNINGS PER SHARE

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock based compensation agreements.

The factors used in the earnings per share computation follow:

	Three Months Ended
	March 31
	2015	2014
	(in thousands)
Basic Earnings Per Share
Net Income	$1,515	$1,771
Weighted average common shares outstanding	2,708	2,702
Basic earnings per share	$0.56	$0.66

Diluted Earnings Per Share
Net Income	$1,515	$1,771
Weighted average common shares outstanding	2,708	2,702
Weighted average common and dilutive potential common shares outstanding	2,708	2,702
Diluted earnings per share	$0.56	$0.66

Stock options for 2,400 shares of common stock for the three months ended March 31, 2015 and 12,725 shares of common stock for the three months ended March 31, 2014 were excluded from diluted earnings per share because their impact was antidilutive.

NOTE 13 - EARNINGS PER SHARE

The factors used in the earnings per share computation follow:

	2014	2013	2012

Basic Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Basic earnings per share	$2.60	$2.15	$2.59

Diluted Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Add effect of dilutive shares	—	3,980	2,146
Weighted average common shares outstanding including dilutive shares	2,720,838	2,708,586	2,707,602
Diluted earnings per share	$2.60	$2.15	$2.59

Stock options of 12,625 shares common stock from 2014, 19,100 shares common stock from 2013 and 28,460 shares common stock from 2012 were excluded from diluted earnings per share because their impact was antidilutive.  Stock grants of 0 shares common stock from 2014, 0 shares common stock from 2013 and 585 shares common stock from 2012 were excluded from diluted earnings per share because their impact was antidilutive.